Business Segments (Summary Of Information By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment income (loss)	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 19,100	$ 11,000	$ 66,200	$ (12,700)	$ 235,033	$ 83,568	$ 324,020
Revenues from external customers	4,195,000	4,686,900	4,843,400	4,358,000	4,897,200	4,867,400	4,915,000	4,621,700	18,083,335	19,301,308	18,919,216
Interest income									1,099	172	32
Interest expense									(14,509)	(384)	(408)
Income tax expense (benefit)									101,351	63,705	122,960
Depreciation and amortization									74,130	71,740	64,879
Accretion of asset retirement obligation									1,096	980	877
Impairment of properties										60,988
Deferred and noncurrent income taxes (benefits)									(7,262)	(16,463)	22,948
Additions to property, plant and equipment									171,972	111,593	148,401
Total assets at year-end	1,881,242				1,992,465				1,881,242	1,992,465	1,784,983
Parent Company [Member]
Segment Reporting Information [Line Items]
Total assets at year-end	1,228,837								1,228,837
Marketing [Member]
Segment Reporting Information [Line Items]
Segment income (loss)									164,013	139,583	188,907
Revenues from external customers									17,814,081	19,011,040	18,702,720
Income tax expense (benefit)									106,223	92,059	123,618
Depreciation and amortization									71,253	66,913	61,135
Accretion of asset retirement obligation									1,096	980	877
Deferred and noncurrent income taxes (benefits)									(9,796)	3,393	22,686
Additions to property, plant and equipment									162,051	103,096	77,394
Total assets at year-end	1,527,125				1,765,020				1,527,125	1,765,020	1,524,898
Corporate And Other Assets [Member]
Segment Reporting Information [Line Items]
Segment income (loss)									(7,687)	(53,169)	(1,054)
Revenues from external customers									269,254	290,268	216,496
Interest income									1,099	172	32
Interest expense									(14,509)	(384)	(408)
Income tax expense (benefit)									(4,872)	(28,354)	(658)
Depreciation and amortization									2,877	4,827	3,744
Impairment of properties										60,988
Deferred and noncurrent income taxes (benefits)									2,534	(19,856)	262
Additions to property, plant and equipment									9,402	1,400	22,575
Total assets at year-end	354,117				111,025				354,117	111,025	150,403
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Segment income (loss)									78,707	(2,846)	136,167
Additions to property, plant and equipment									519	7,097	48,432
Total assets at year-end					$ 116,420					$ 116,420	$ 109,682